As filed with the Securities and Exchange                  File No. 2-53038
Commission on April 27, 1998                               File No. 811-2565

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 43

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 34

                           AETNA VARIABLE ENCORE FUND
                           --------------------------

                           d/b/a Aetna Money Market VP
                           ---------------------------

             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 273-1409

                            Amy R. Doberman, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
             It is proposed that this filing will become effective:

        X         on May 1, 1998, pursuant to paragraph (b) of Rule 485
     --------

                           Aetna Variable Encore Fund
                              Cross-Reference Sheet


Form N-1A
Item No.                             Part A                          Caption in Prospectus
--------                             ------                          ---------------------

   1.         Cover Page...........................................  Cover Page

   2.         Synopsis.............................................  Not Applicable

   3.         Condensed Financial Information......................  Financial Highlights

   4.         General Description of Registrant....................  Investment Objective
                                                                     Investment Policies and Restrictions
                                                                     General Information

   5.         Management of the Fund...............................  Management of the Fund

   5A.        Management's Discussion of Fund Performance..........  Not Applicable

   6.         Capital Stock and Other Securities...................  General Information
                                                                     Tax Matters

   7.         Purchase of Securities Being Offered.................  General Information
                                                                     Purchase and Redemption of Shares
                                                                     Net Asset Value

   8.         Redemption or Repurchase.............................  Purchase and Redemption of Shares
                                                                     Net Asset Value

   9.         Legal Proceedings....................................  Not applicable

Form N-1A                                                             Caption in Statement of
Item No.                             Part B                           Additional Information
--------                             ------                           ----------------------

   10.        Cover Page...........................................   Cover Page

   11.        Table of Contents....................................   Table of Contents

   12.        General Information and History......................   General Information and History

   13.        Investment Objectives and Policies...................   General Information and History
                                                                      Investment Policies of the Fund
                                                                      Description of Various Securities and
                                                                         Investment Techniques

   14.        Management of the Fund...............................   Trustees and Officers of the Fund

   15.        Control Persons and Principal
              Holders of Securities................................   Control Persons and Principal
                                                                         Shareholders of the Fund

   16.        Investment Advisory and Other
              Services.............................................   Investment Advisory Agreements Administrative
                                                                      Services Agreements Custodian
                                                                      Independent Auditors

   17.        Brokerage Allocation.................................   Brokerage Allocation and Trading
                                                                         Polices

   18.        Capital Stock and Other Securities...................   Description of Shares

   19.        Purchase, Redemption and Pricing of Securities Being
              Offered..............................................   Purchase and Redemption of Shares
                                                                      Net Asset Value

   20.        Tax Status...........................................   Tax Matters

   21.        Underwriters.........................................   Principal Underwriter

   22.        Calculation of Performance Data......................   Performance Information

   23.        Financial Statements.................................   Financial Statements

                                     Part C
                                     ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

===============================================================================



                       Aetna Variable Encore Fund d/b/a



                             AETNA MONEY MARKET VP

                             151 Farmington Avenue
                       Hartford, Connecticut 06156-8972
                                1-800-525-4225


                         Prospectus dated: May 1, 1998



Aetna Money Market VP (Fund) is a diversified, open-end management investment company whose shares are currently sold to variable annuity or variable life insurance separate accounts to fund variable annuity contracts (VA Contracts) and variable life insurance policies (VLI Policies) issued by Aetna Life Insurance and Annuity Company (Aetna) and its affiliates.



The Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund does not seek to maintain a stable net asset value per share.



This Prospectus sets forth concisely information about the Fund that you should know before investing. Additional information about the Fund is contained in a Statement of Additional Information (Statement) dated May 1, 1998, which has been filed with the Securities and Exchange Commission (Commission) and is incorporated by reference. You can obtain a Statement, without charge, by writing to the Fund at the address listed above or by calling the Fund at 1-800-525-4225. Additional information filed with the Commission can be obtained by contacting the Commission at its Web Site (http://www.sec.gov).


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of the Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          Please read this Prospectus and retain for future reference.



===============================================================================

                              TABLE OF CONTENTS



FINANCIAL HIGHLIGHTS ......................................................  3
INVESTMENT OBJECTIVE ......................................................  4
INVESTMENT POLICIES AND RESTRICTIONS ......................................  4
 Investment Policies ......................................................  4
 Industry Concentration ...................................................  4
 Illiquid and Restricted Securities .......................................  4
 Foreign Securities .......................................................  4
 Repurchase Agreements ....................................................  5
 Borrowing ................................................................  5
 Zero Coupon Securities ...................................................  5
 Bank Obligations .........................................................  5
 Asset-Backed Securities ..................................................  5
MANAGEMENT OF THE FUND ....................................................  5
 Trustees .................................................................  5
 Investment Adviser .......................................................  5
 Portfolio Transactions and Commissions ...................................  5
 Portfolio Management .....................................................  5
 Administrator ............................................................  5
GENERAL INFORMATION .......................................................  6
 Declaration of Trust .....................................................  6
 Capital Stock ............................................................  6
 Shareholder Meetings .....................................................  6
 Voting Rights ............................................................  6
 Mixed Funding ............................................................  6
 Principal Underwriter ....................................................  6
 Custodian ................................................................  6
TAX MATTERS ...............................................................  6
 The Fund .................................................................  6
 Fund Distributions .......................................................  7
PURCHASE AND REDEMPTION OF SHARES .........................................  7
NET ASSET VALUE ...........................................................  7
YEAR 2000 .................................................................  7
GLOSSARY ..................................................................  8


2 Aetna Money Market VP

                             FINANCIAL HIGHLIGHTS


The selected data presented below for, and as of the end of, each of the years in the ten-year period ended December 31, 1997 are derived from the financial statements of the Fund, which statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Fund's annual report dated December 31, 1997 which is incorporated by reference into the Statement.




                                                        Years Ended December 31,
                                         -------------------------------------------------------
                                              1997         1996+         1995+         1994+
                                         ------------- ------------- ------------- -------------
Net asset value, beginning of year .....   $ 13.194      $ 13.298      $ 12.544      $ 12.535
                                           --------      --------      --------      --------
 Income from Investment
  Operations
 Net investment income .................      0.668         0.697         0.755         0.526
 Net realized and unrealized gain
  (loss) on investments ................      0.027       ( 0.001)        0.009       ( 0.022)
                                           --------      --------      --------      --------
  Total from Investment
   Operations ..........................      0.695         0.696         0.764         0.504
                                           --------      --------      --------      --------
 Less Distributions
 From net investment income ............    ( 0.525)      ( 0.800)      ( 0.010)      ( 0.495)
                                           --------      --------      --------      --------
 From realized gains on
  investments ..........................         --            --            --            --
                                           --------      --------      --------      --------
  Total Distributions                       ( 0.525)      ( 0.800)      ( 0.010)      ( 0.495)
                                           --------      --------      --------      --------
Net asset value, end of year ...........   $ 13.364      $ 13.194      $ 13.298      $ 12.544
                                           ========      ========      ========      ========
Total Return* ..........................      5.47%         5.37%         6.05%         4.09%
Net assets, end of year (000's) ........   $688,756      $613,505      $514,037      $483,039
Ratio of total expenses to average
 net assets ............................      0.35%         0.34%         0.30%         0.32%
Ratio of net investment income to
 average net assets ....................      5.34%         5.24%         5.82%         4.16%



                                                                      Years Ended December 31,
                                         ----------------------------------------------------------------------------------
                                             1993+         1992+         1991+         1990+         1989+         1988+
                                         ------------- ------------- ------------- ------------- ------------- ------------
Net asset value, beginning of year .....   $ 12.557      $ 12.628      $ 12.685      $ 12.574      $ 12.639      $ 12.602
                                           --------      --------      --------      --------      --------      --------
 Income from Investment
  Operations
 Net investment income .................      0.397         0.502         0.795         1.057         1.179         0.947
 Net realized and unrealized gain
  (loss) on investments ................      0.001       ( 0.042)        0.033         0.004         0.006       ( 0.003)
                                           --------      --------      --------      --------      --------      --------
  Total from Investment
   Operations ..........................      0.398         0.460         0.828         1.061         1.185         0.944
                                           --------      --------      --------      --------      --------      --------
 Less Distributions
 From net investment income ............    ( 0.420)      ( 0.531)      ( 0.885)      ( 0.950)      ( 1.248)      ( 0.907)
                                           --------      --------      --------      --------      --------      --------
 From realized gains on
  investments ..........................         --            --            --            --       ( 0.002)           --
                                           --------      --------      --------      --------      --------      --------
  Total Distributions                       ( 0.420)      ( 0.531)      ( 0.885)      ( 0.950)      ( 1.250)      ( 0.907)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of year ...........   $ 12.535      $ 12.557      $ 12.628      $ 12.685      $ 12.574      $ 12.639
                                           ========      ========      ========      ========      ========      ========
Total Return* ..........................      3.19%         3.67%         6.53%         8.44%         9.39%         7.50%
Net assets, end of year (000's) ........   $380,249      $461,991      $502,510      $553,240      $416,802      $391,234
Ratio of total expenses to average
 net assets ............................      0.31%         0.37%         0.36%         0.33%         0.36%         0.47%
Ratio of net investment income to
 average net assets ....................      3.14%         3.96%         6.09%         8.13%         9.00%         7.28%

+ Per share data calculated using weighted average number of shares outstanding throughout the year.

* The performance data reflects deduction of an investment advisory fee at an annual rate of 0.25% of the Fund's average daily net assets and deductions for Fund administrative services and other expenses at cost prior to May 1, 1996, and at an annual rate of 0.10% of average daily net assets thereafter. Performance data above is for the Fund and not for the separate accounts investing in the Fund. Therefore, the performance does not reflect insurance charges for mortality and expense risks, contract maintenance charges, deferred sales charges or other charges relating to the separate account using the Fund for VA Contracts or VLI policies. Inclusion of these expenses would reduce the total return figures.

Additional information about the performance of the Fund is contained in the Fund's Annual Report dated December 31, 1997. The Annual Report may be obtained, without charge, by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-525-4225.


                                                         Aetna Money Market VP 3

                             INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. The Fund's investment objective is fundamental and may not be changed without the vote of a majority of its outstanding voting securities as defined by the Investment Company Act of 1940 (1940 Act). There can be no assurance that the Fund will meet its investment objective.



                     INVESTMENT POLICIES AND RESTRICTIONS


Investment Policies The Fund will invest primarily in (a) money market instruments that have a maturity at the time of purchase, as defined under federal securities laws, of 397 days or less (762 days or less for U.S. Government securities) and (b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the face amount of the debt obligation within 397 days after the date of purchase. The Fund invests in U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks, finance company commercial paper, corporate commercial paper (including variable-rate instruments); documented discount notes of banks, domestic banker's acceptances eligible for discount at the Federal Reserve, Yankee certificates of deposit, Yankee commercial paper, Eurodollar securities, repurchase agreements, corporate bonds and notes and other debt instruments, and may purchase securities on a when-issued or delayed-delivery basis. The Fund will not invest more than 25% of its total assets in securities or obligations of foreign issuers. All securities and obligations purchased by the Fund will be U.S. dollar denominated. The Fund may engage in transactions on a forward commitment basis and may enter into forward currency contracts; however, the Fund does not intend to invest more than 5% of its total assets in such securities. The average maturity of the portfolio will depend on the appraisal of money market conditions by Aeltus Investment Management, Inc. (Aeltus), the Fund's investment adviser; however, the average maturity of the portfolio will not exceed 90 days. All earned income and realized capital gains will be reinvested.



The Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two rating agencies (or one, if only one agency has rated the security). High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality. The remainder of the Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to these securities, the Fund may not invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of any one issuer. The Fund will use nationally recognized rating agencies such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings. All investments will be determined by Aeltus to present minimal credit risks.



Industry Concentration The Fund will not concentrate its investments in any one industry, and therefore the Fund will not invest 25% or more of its total assets in securities issued by companies principally engaged in any one industry. This limitation will not, however, apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; securities invested in, or repurchase agreements for, U.S. Government securities; and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. Also, the Fund will not invest more than 5% of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. The 5% and 10% restrictions do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The 10% restriction applies only to 75% of the Fund's total assets. The Fund does not invest in the securities of companies determined by Aeltus to be primarily involved in the production or distribution of tobacco products.


Illiquid and Restricted Securities The Fund may invest up to 10% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days in the ordinary course of business without taking a materially reduced price. In addition, the Fund may invest in securities that are subject to legal or contractual restrictions on resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933. The Board of Trustees of the Fund (Trustees) has established a policy concerning investments in restricted and illiquid securities.

Foreign Securities The Fund may invest up to 25% of its total assets in U.S. dollar denominated securities or obligations of foreign issuers. The purchase of foreign securities may involve certain additional risks. Such risks include: currency fluctuations; less liquidity; price or income volatility; less government supervision and regulation of stock exchanges where the securities may be traded, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the possible seizure or nationalization of foreign assets; the possible establishment of exchange controls or other foreign laws or restrictions which


4 Aetna Money Market VP
might adversely affect the payment and transferability of principal and interest on securities; higher transaction costs; possible settlement delays and less publicly available information about foreign issuers.

Repurchase Agreements The Fund may enter into repurchase agreements with domestic banks and broker dealers. Under a repurchase agreement, the Fund may acquire a debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by the Fund to resell the instrument at a fixed price and time. Such agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them. In that event, the Fund may incur costs in liquidating the securities (or other collateral for the agreement) or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of the Fund to liquidate the collateral may be delayed or limited.


The Trustees have established credit standards for issuers of repurchase agreements entered into by the Fund.


Borrowing The Fund may borrow up to 5% of the value of its total assets for temporary or emergency purposes. The Fund does not intend to borrow for leveraging purposes. It has the authority to do so, but only if, after the borrowing, the value of the Fund's net assets, including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of the Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds.


Zero Coupon Securities The Fund may invest in zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts to their value at maturity. Some zero coupon securities call for the commencement of regular interest payments at a deferred date. Zero coupon securities are subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying instruments with similar maturities; the value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates.



Bank Obligations The Fund may invest in obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit) issued by domestic or foreign banks, provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.



Asset-Backed Securities The Fund may purchase securities collateralized by a specified pool of assets including, but not limited to, credit care receivables, automobile, home equity, mobile home and recreational vehicle loans. These securities are subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

The Fund is subject to additional investment restrictions described in the Statement.


                            MANAGEMENT OF THE FUND


Trustees The Fund is managed under the supervision of the Trustees. The Trustees set broad policies for the Fund. Information about the Trustees is found in the Statement.



Investment Adviser Aeltus has entered into an investment advisory agreement with the Fund which provides that Aeltus is responsible for managing the Fund's assets in accordance with its investment objective and policies. Aeltus is a Connecticut corporation with its principal offices located at 242 Trumbull Street, Hartford, Connecticut 06103-1205. Aeltus is an indirect, wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aeltus is registered as an investment adviser with the Commission. Aeltus is entitled to receive a monthly fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund.



Portfolio Transactions and Commissions Subject to the supervision of the Trustees, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions, subject to its duty to obtain best execution. See the Statement for more information.


Portfolio Management Jeanne Wong-Boehm, Managing Director, Aeltus, has been the portfolio manager for the Fund for over eleven years. Ms. Wong-Boehm joined the Aetna organization in 1983 as a fixed income portfolio analyst. In 1989 she was also assigned primary responsibility for the money market operations.


Administrator The Fund has appointed Aeltus as administrator. Aeltus has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers, calculation of the net asset value (NAV) and other financial reports prepared for the Fund (collectively referred to as "Administrative Services").


                                                         Aetna Money Market VP 5

For providing the Administrative Services, Aeltus receives a fee at the following annual rate based on average daily net assets of the Fund:

       Administrative Fee                 Fund Assets
      --------------------      ------------------------------
             0.075%                On the first $5 billion
             0.050%              On all assets over $5 billion

As administrator, Aeltus may contract with other entities to perform certain Administrative Services.


                              GENERAL INFORMATION

Declaration of Trust The Fund was organized as a Massachusetts business trust under the laws of Massachusetts on January 25, 1984. It began operations on May 1, 1984 upon succeeding to the assets of Aetna Variable Encore Fund, Inc., a corporation that was formed in 1974. Massachusetts law provides that shareholders of the Fund can, under certain circumstances, be held personally liable for the obligations of the Fund. The Fund has been structured, and will be operated in such a way, so as to ensure as much as possible, that shareholders will not be liable for obligations of the Fund. The Declaration of Trust (Declaration) contains an express disclaimer of shareholder liability for acts or obligations of the Fund under Massachusetts law, and requires that notification of this disclaimer be given in each agreement, obligation or instrument entered into by the Fund or the Trustees. A more complete discussion of potential liability of shareholders of the Fund under Massachusetts law is contained in the Statement under "Description of Shares -- Shareholder and Trustee Liability."

Capital Stock The Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Fund. All shares are nonassessable, other than as disclosed above. There are no preemptive rights.


As of March 31, 1998, there were 55,569,536 shares of the Fund outstanding, all of which were owned by Aetna and its affiliates and held in separate accounts to fund obligations under VA Contracts and VLI Policies.


Shareholder Meetings The Fund is not required to hold annual shareholder meetings. The Declaration provides for meetings of shareholders to elect Trustees at such time as may be determined by the Trustees or as required by the 1940 Act. If requested by the holders of at least 10% of the Fund's outstanding shares, the Fund will hold a shareholder meeting for the purpose of voting on the removal of one or more Trustees and will assist with communications concerning that shareholder meeting.

Voting Rights Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held on matters submitted to the shareholders of the Fund. Voting rights are not cumulative. Persons who select the Fund for investment through their VA Contract or VLI Policy are not the shareholders of the Fund, but may have the right to direct the voting of Fund shares at shareholder meetings if required by law. Voting rights are discussed in the prospectus for the applicable VA Contract or VLI Policy.

Mixed Funding Because the Fund is sold to fund variable annuity contracts and variable life insurance policies issued by Aetna, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts invested in the Fund might withdraw its investment in the Fund, which might force the Fund to sell its portfolio of securities at disadvantageous prices, causing its per share value to decrease. The Trustees have agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.


Principal Underwriter Aetna is the principal underwriter for the Fund. Aetna is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc.



Custodian Mellon Bank, N.A. is the Fund's custodian.


                                  TAX MATTERS

The following discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. The following discussion is for general information only; a more detailed discussion of federal income tax considerations is contained in the Statement. Holders of VA Contracts or VLI Policies should consult the prospectuses of their respective contracts or policies for information concerning federal income tax consequences to them.

The Fund The Fund intends to continue to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") concerning: (1) the diversification of assets; (2) the distribution of income; and (3) the source of income. It is the policy of the Fund to distribute all of its investment income (net of expenses) and any capital gains (net of capital losses) to the separate accounts which hold the shares of the Fund in accordance with the timing requirements imposed by the Code. In addition, the Fund intends to comply with the variable asset diversification requirements under Section 817(h) of the Code, which are described more fully in the Statement.


6 Aetna Money Market VP

Fund Distributions Distributions by the Fund are taxable, if at all, to the insurance company separate accounts, and not to VA Contract or VLI Policy holders.



                       PURCHASE AND REDEMPTION OF SHARES


Purchase and redemptions of shares may be made only by insurance companies for their separate accounts at the direction of Participants. Please refer to the documents pertaining to your contract or policy for information on how to direct investments in or redemptions from the Fund and any fees that may apply. Orders for the purchase or redemption of shares of the Fund that are received before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4 p.m. eastern time) are effected at the NAV per share determined that day, as described below (see "Net Asset Value"). The insurance company shall be the designee of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. the next day on which the NYSE is open for trading.


The Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Commission.



                                NET ASSET VALUE


The NAV of the Fund is determined as of the earlier of 15 minutes after the close of the NYSE or 4:15 p.m. eastern time, on each day that the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund's securities, plus any cash or other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding.


Portfolio securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined under the authority of the Trustees.



                                   YEAR 2000


Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna Inc.") has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory,
(ii) assessment, (iii) remediation and (iv) testing and certification. Aetna Inc. is currently in the assessment or remediation stages of its plan for the systems and applications related to the Fund, including those relating to Aeltus. Testing and certification of these systems is targeted for completion by mid-1999. The costs of these efforts will not affect the Fund.



Aeltus and the Fund also have relationships with broker dealers, transfer agents, custodians and other securities industry participants and service providers that are not affiliated with Aetna Inc. Aetna Inc. is currently examining its relationships with third parties as part of its Year 2000 plan. While Aeltus believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside Aetna Inc.'s, Aeltus' and the Fund's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Fund, including, without limitation, its operation or the valuation of its assets.



                                                         Aetna Money Market VP 7

                                   GLOSSARY

This glossary describes some of the securities in which the Fund may invest in pursuing its investment objective.

U.S. Government Direct Obligations

Securities issued by the U.S. Government and its agencies. Direct Obligations of the U.S. Government are:

Treasury Bills -- issued with short maturities (one year or less). They are issued in bearer form and are priced at a discount to face value. The income for investors is the difference between the purchase price and the face value.

Treasury Notes -- intermediate-term securities with maturities of between one to ten years. Income to investors is paid in semi-annual interest payments.

Treasury Bonds -- long-term debt instruments with maturities from ten years to up to thirty years. Income is paid to investors on a semi-annual basis.

U.S. Government Agencies Securities


U.S. Government Agencies have been established as instrumentalities of the United States Government to issue debt securities to finance activities for the U.S. Government. These agencies include among others Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association (FNMA), Government National Mortgage Association, Export-Import Bank and the Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government are backed by the full faith and credit of the United States, or are guaranteed by the Treasury, or supported by the issuing agencies' right to borrow from the Treasury.


Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

Banker's Acceptance

A banker's acceptance is a time draft drawn on and accepted by a bank. It is generally used by corporations to finance payment for traded goods. When the draft is accepted by a bank, the bank unconditionally guarantees to pay the face value of the instrument on its maturity date. An investor can purchase a banker's acceptance in the secondary market at the going rate of discount for a specific maturity. The maturity of such instruments is generally six months or less.

Certificates of Deposit

Certificates of deposit (CDs) are issued by banks and earn a specified rate of return over a definite period of time. CDs are usually negotiable and traded among investors such as mutual funds and banks. Eurodollar CDs are U.S. dollar-denominated deposits in banks outside the United States. The bank may be a foreign bank or a foreign branch of a United States bank. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions. Yankee CDs are United States dollar-denominated deposits issued in the United States by foreign banks.

Commercial Paper

Commercial paper is an unsecured short-term debt instrument issued by a company or bank with a maturity ranging from two to 270 days.


8 Aetna Money Market VP

------------------------------------------

    INVESTMENT ADVISER

    Aeltus Investment Management, Inc.
    242 Trumbull Street
    Hartford, Connecticut 06103-1205


    CUSTODIAN

    Mellon Bank N.A.
    One Mellon Bank Center
    Pittsburgh, Pennsylvania 15258


    TRANSFER, DIVIDEND DISBURSING
    AND REDEMPTION AGENT

    Firstar Trust Company
    P.O. Box 701
    Milwaukee, Wisconsin 53201-0701


    INDEPENDENT AUDITORS

    KPMG Peat Marwick LLP
    CityPlace II
    Hartford, Connecticut 06103-4103



------------------------------------------







              [AETNA Logo]


   Aetna Life Insurance and Annuity Company



                                                         Aetna Money Market VP 9

================================================================================



            Statement of Additional Information dated: May 1, 1998


                       Aetna Variable Encore Fund d/b/a



                             AETNA MONEY MARKET VP
                             151 Farmington Avenue
                          Hartford, Connecticut 06156


This Statement of Additional Information (Statement) is not a prospectus and should be read in conjunction with the current prospectus for Aetna Money Market VP dated May 1, 1998.


A free prospectus is available from the local Aetna office, by writing to Aetna Money Market VP at the address listed above or by calling 1-800-525-4225.

                    Read the prospectus before you invest.

                               TABLE OF CONTENTS



General Information and History ..........................................   2
Investment Objective and Policies of the Fund ............................   2
Description of Various Securities and Investment Techniques ..............   4
Trustees and Officers of the Fund ........................................   5
Control Persons and Principal Shareholders of the Fund ...................   8
Investment Advisory Agreement ............................................   8
Administrative Services Agreement ........................................   8
Trading Policies .........................................................   8
Description of Shares ....................................................   9
Tax Matters ..............................................................  10
Purchase and Redemption of Shares ........................................  13
Principal Underwriter ....................................................  13
Net Asset Value ..........................................................  13
Performance Information ..................................................  14
Custodian ................................................................  14
Independent Auditors .....................................................  14
Financial Statements .....................................................  15



================================================================================

                        GENERAL INFORMATION AND HISTORY


Aetna Money Market VP (Fund) is an open-end diversified management investment company which sells its shares of beneficial interest to variable annuity or variable life insurance separate accounts to fund variable annuity contracts (VA Contracts) or variable life insurance policies (VLI Policies) issued by Aetna Life Insurance and Annuity Company (Aetna) and its affiliates. Capitalized terms not defined herein are used as defined in the Prospectus.



                 INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

The investment objective of the Fund is to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

The Fund will operate under the following restrictions, which together with its investment objective, are matters of fundamental policy and cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined by the Investment Company Act of 1940 (1940 Act). This means the lesser of: (i) 67% of the shares of the Fund present or represented at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present or represented; or (ii) more than 50% of the outstanding voting securities of the Fund.

In seeking to accomplish its investment objective, the Fund will not:

 (1) issue any senior security as defined in the 1940 Act, except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order, and (c) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;

 (2) with respect to 75% of the value of the Fund's total assets, hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from these restrictions;

 (3) concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not, however, apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; securities invested in, or repurchase agreements for, U.S. Government securities; and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies;

 (4) make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

 (5) invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts;

 (6) borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements; and (b) for temporary, emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made;


2 Aetna Money Market VP

 (7) purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or

 (8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

     (Note that as a money market fund, the Fund's investment program does not currently allow investment in futures contracts.)

The Fund has also adopted certain other investment restrictions that may be changed by the Fund's Trustees and without shareholder vote. Under such restrictions, the Fund will not:

 (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund;


 (2) invest more than 10% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, as amended, shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;


 (3) purchase the securities of any other investment company, except as permitted under the 1940 Act or by Order of the Securities and Exchange Commission (Commission);

 (4) invest in companies for the purpose of exercising control or management; or

 (5) invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). The Fund will invest in securities or obligations of foreign banks only if such banks have a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%. The Fund may only purchase foreign securities or obligations that are U.S. dollar denominated.

Where the Fund's investment objective or policies restrict it to a specified percentage of its total assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.


The Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet the conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of the Fund's assets will be invested in securities rated within the two highest rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, the Fund may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.



                                                         Aetna Money Market VP 3

          DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES

The following information supplements and should be read in conjunction with the section of the prospectus entitled "Investment Policies and Restrictions."


Repurchase Agreements
The Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards established by the Fund's Board of Trustees. A repurchase agreement allows the Fund to determine the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested, even though the maturity of the underlying instruments may exceed the 397-day maturity limitation (762 days for U.S. Government securities) of the Fund. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Fund's ability to liquidate the collateral may be delayed or limited. Under the 1940 Act, repurchase agreements are considered loans by the Fund. Repurchase agreements maturing in more than seven days will not exceed 10 percent of the total assets of the Fund.


The Fund will not make loans, enter into repurchase agreements or lend portfolio securities unless it receives collateral that is at least equal to the value of the loan, including accrued interest.



Reverse Repurchase Agreements
The Fund may enter into "reverse repurchase agreements" in which the Fund, as seller of the securities, agrees to repurchase them at an agreed upon time and price. When engaging in reverse repurchase agreements with banks or broker-dealers, the Fund will receive cash and will deposit collateral in the form of cash or cash equivalents in a segregated account. Such collateral will be maintained at all times in an amount equal to at least 100% of the amount due to the bank or broker-dealer with which the Fund entered into the reverse repurchase agreement.


When-Issued or Delayed-Delivery Securities
During any period that the Fund has outstanding a commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will maintain a segregated account consisting of liquid securities. To the extent that the market value of securities held in this segregated account falls below the amount that the Fund will be required to pay on settlement, additional assets may be required to be added to the segregated account. Such segregated accounts could affect the Fund's liquidity and ability to manage its portfolio. When the Fund engages in when-issued or delayed-delivery transactions, it is effectively relying on the seller of such securities to consummate the trade; failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to invest funds held in the segregated account more advantageously.


The Fund will not pay for securities purchased on a when-issued or delayed-delivery basis, or start earning interest on such securities, until the securities are actually received. However, any security so purchased will be recorded as an asset of the Fund at the time the commitment is made. Because the market value of securities purchased on a when-issued or delayed-delivery basis may increase or decrease prior to settlement as a result of changes in interest rates or other factors, such securities will be subject to changes in market value prior to settlement and a loss may be incurred if the value of the security to be purchased declines prior to settlement.


Maturity Policies
The average dollar-weighted maturity of securities in the Fund's portfolio will not exceed ninety days. In addition, no security in the Fund's portfolio will have a maturity of greater than thirteen months (397 calendar days), or, in the case of United States Government securities, no greater than twenty-five months (762 calendar days).


4 Aetna Money Market VP

                       TRUSTEES AND OFFICERS OF THE FUND



The investments and administration of the Fund are under the direction of the Board of Trustees (Trustees). The Trustees and executive officers of the Fund and their principal occupations for the past five years are listed below. Those trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). All Trustees and officers hold similar positions with certain other investment companies in the same Fund Complex. The Fund Complex presently consists of: Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Money Market VP, Aetna Balanced VP, Inc., Aetna GET Fund (Series B and Series C), Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Portfolio Partners, Inc.



------------------------------------------------------------------------------------------------------
                                                    Principal Occupation During Past Five Years
                            Position(s) Held      (and Positions held with Affiliated Persons or
  Name, Address and Age      with the Fund             Principal Underwriters of the Fund)
------------------------------------------------------------------------------------------------------
  J. Scott Fox*             Trustee and          Director, Managing Director, Chief Operating
  242 Trumbull Street       President            Officer, Chief Financial Officer, Aeltus Investment
  Hartford, Connecticut                          Management, Inc. (Aeltus), October 1997 to present;
  Age 42                                         Vice President, Aetna Retirement Services, Inc.,
                                                 April 1997 to present; Director and Senior Vice
                                                 President, Aetna Retirement Holdings, Inc., April 1997
                                                 to February 1998; Director and President, Aetna Life
                                                 Assignment Company, September 1997 to present;
                                                 Director and Senior Vice President, Aetna Life
                                                 Insurance and Annuity Company, March 1997 to February
                                                 1998; Director, Managing Director, Chief Operating
                                                 Officer, Chief Financial Officer and Treasurer,
                                                 Aeltus, April 1994 to March 1997; Managing Director
                                                 and Treasurer, Equitable Capital Management Corp.,
                                                 March 1987 to September 1993; Director, Aeltus
                                                 Capital, Inc., March 1996 to July 1997; Managing
                                                 Director, Chief Financial Officer, Aeltus Capital,
                                                 Inc., March 1996 to April 1997; Director, Chief
                                                 Operating Officer, Chief Financial Officer and
                                                 Treasurer, Aeltus Trust Company, Inc., May 1996 to
                                                 April 1997; Director and President, Aetna Investment
                                                 Management (Bermuda) Holding, Ltd., May 1996 to
                                                 October 1997.
------------------------------------------------------------------------------------------------------
  Wayne F. Baltzer          Vice President       Assistant Vice President, Aetna Life Insurance
  242 Trumbull Street                            and Annuity Company, May 1991 to present; Vice
  Hartford, Connecticut                          President, Aetna Investment Services, Inc., July 1993
  Age 54                                         to present.
------------------------------------------------------------------------------------------------------
  Amy R. Doberman           Secretary            Counsel, Aetna Life Insurance and Annuity Company,
  151 Farmington Avenue                          December 1996 to present; Attorney, Securities and
  Hartford, Connecticut                          Exchange Commission, March 1990 to November
  Age 36                                         1996.
------------------------------------------------------------------------------------------------------
  Maria T. Fighetti         Trustee              Manager/Attorney, Health Services, New York City
  325 Piermont Road                              Department of Mental Health, Mental Retardation and
  Closter, New Jersey                            Alcohol Services, 1973 to present.
  Age 54
------------------------------------------------------------------------------------------------------

                                                        Aetna Money Market VP 5

------------------------------------------------------------------------------------------------------
                                                    Principal Occupation During Past Five Years
                            Position(s) Held      (and Positions held with Affiliated Persons or
  Name, Address and Age      with the Fund             Principal Underwriters of the Fund)
------------------------------------------------------------------------------------------------------
  David L. Grove            Trustee,             Private Investor; Economic/Financial Consultant,
  5 The Knoll               Chairperson          December 1985 to present.
  Armonk, New York          Contract
  Age 79                    Committee
------------------------------------------------------------------------------------------------------
  John Y. Kim*              Trustee              Director, President, Chief Executive Officer,
  242 Trumbull Street                            Chief Investment Officer, Aeltus Investment
  Hartford, Connecticut                          Management, Inc., December 1995 to present;
  Age 37                                         Director, Aetna Life Insurance and Annuity Company,
                                                 February 1995 to present; Senior Vice President, Aetna
                                                 Life Insurance and Annuity Company, September 1994
                                                 to present.
------------------------------------------------------------------------------------------------------
  Sidney Koch               Trustee              Financial Adviser, self-employed, January 1993 to
  455 East 86th Street                           present.
  New York, New York
  Age 62
------------------------------------------------------------------------------------------------------
  Frank Litwin              Vice President       Managing Director, Aeltus Investment Management,
  242 Trumbull Street                            Inc., August 1997 to present; Vice President, Fidelity
  Hartford, Connecticut                          Investments Institutional Services Company, April
  Age 48                                         1992 to August 1997.
------------------------------------------------------------------------------------------------------
  Shaun P. Mathews*         Trustee              Vice President/Senior Vice President, Aetna Life
  151 Farmington Avenue                          Insurance and Annuity Company, March 1991 to
  Hartford, Connecticut                          present; Vice President, Aetna Life Insurance
  Age 42                                         Company, 1991 to present; Director and Senior Vice
                                                 President, Aetna Investment Services, Inc., July 1993
                                                 to present; Director and Senior Vice President, Aetna
                                                 Insurance Company of America, September 1992 to
                                                 present.
------------------------------------------------------------------------------------------------------
  Corine T. Norgaard        Trustee              Dean of the Barney School of Business, University of
  556 Wormwood Hill                              Hartford (West Hartford, CT), August 1996 to present;
  Mansfield Center,                              Professor, Accounting and Dean of the School of
  Connecticut                                    Management, Binghamton University (Binghamton,
  Age 60                                         NY), August 1993 to August 1996; Professor,
                                                 Accounting, University of Connecticut (Storrs, CT),
                                                 September 1969 to June 1993; Director, The Advest
                                                 Group (holding company for brokerage firm) through
                                                 September 1996.
------------------------------------------------------------------------------------------------------
  Richard G. Scheide        Trustee,             Trust and Private Banking Consultant, David Ross
  11 Lily Street            Chairperson          Palmer Consultants, July 1991 to present.
  Nantucket, Massachusetts  Audit Committee
  Age 68
------------------------------------------------------------------------------------------------------


6 Aetna Money Market VP

------------------------------------------------------------------------------------------------------
                                                    Principal Occupation During Past Five Years
                            Position(s) Held      (and Positions held with Affiliated Persons or
  Name, Address and Age      with the Fund             Principal Underwriters of the Fund)
------------------------------------------------------------------------------------------------------
  Stephanie A. Taylor       Vice President,      Vice President Mutual Fund Accounting, Aeltus
  242 Trumbull Street       Treasurer and        Investment Management, Inc., November 1995
  Hartford, Connecticut     Chief Financial      to present; Director Mutual Fund Accounting, Aetna Life
  Age 44                    Officer              Insurance and Annuity Company, August 1994 to
                                                 November 1995; Assistant Vice President, Investors
                                                 Bank & Trust, January 1993 to August 1994.
------------------------------------------------------------------------------------------------------

Members of the Board of Trustees who are also directors, officers or employees of Aetna Inc. and its affiliates are not entitled to any compensation from the Fund. As of December 31, 1997, the unaffiliated members of the Board of Trustees received compensation in the amounts included in the following table. None of these Trustees were entitled to receive pension or retirement benefits.



                                                              Compensation
                                                             from Registrant
                                    Aggregate                   and Fund
   Name of Person,                 Compensation               Complex Paid
       Position                  from Registrant               to Trustees
---------------------           -----------------            ----------------
Corine Norgaard                       $2,632                      $55,500
Trustee

Sidney Koch                            2,656                       56,000
Trustee

Maria T. Fighetti                      2,632                       55,500
Trustee

Richard G. Scheide                     2,893                       61,000
Trustee, Chairperson
Audit Committee

David L. Grove*                        2,727                       57,500
Trustee, Chairperson
Contract Committee

* Mr. Grove elected to defer all such compensation under an existing deferred compensation plan.


The Fund has obtained an Order from the Securities and Exchange Commission which allows the Trustees who are not affiliated with Aetna Inc. or any of its subsidiaries to defer all or a portion of their compensation in accordance with the terms of a new Deferred Compensation Plan (Plan). Under the Plan, compensation deferred by an unaffiliated Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more Series of Aetna Series Fund, Inc. designated by the Trustee. The amount paid to the unaffiliated Trustee under the Plan will be based upon the performance of such investments. Deferral of compensation in accordance with the Plan will have a negligible effect on the assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee.


                                                         Aetna Money Market VP 7

            CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF THE FUND

As of March 31, 1998, all of the shares of the Fund were owned by Aetna and its affiliates and allocated to variable annuity and variable life insurance separate accounts to fund obligations under VA Contracts and VLI Policies. Contract holders in these separate accounts are provided the right to direct the voting of Fund shares at shareholder meetings. Aetna and its affiliates vote the shares they own in these separate accounts in accordance with contract holders' directions. Undirected shares of the Fund will be voted for each Account in the same proportion as directed shares.


                         INVESTMENT ADVISORY AGREEMENT

Effective May 1, 1998, the Fund entered into an investment advisory agreement (Advisory Agreement) appointing Aeltus as its Investment Adviser. The Advisory Agreement replaces an investment advisory agreement with Aetna and will be effective through December 31, 1998. The Advisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, as defined by the 1940 Act (Independent Directors), at a meeting called for that purpose, and held in person. The Advisory Agreement may be terminated without penalty upon sixty (60) days' written notice by the Trustees or by a majority vote of the outstanding voting securities of the Fund, or by Aeltus. The Advisory Agreement terminates automatically in the event of assignment. Under the Advisory Agreement and subject to the supervision of the Trustees of the Fund, Aeltus has responsibility for supervising all aspects of the operations of the Fund including the selection, purchase and sale of securities. Under the Advisory Agreement, Aeltus is given the right to delegate any or all of its obligations to a subadviser.

The Advisory Agreement provides that Aeltus is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or Trustees of the Fund.

For the services under the Advisory Agreement, Aeltus will receive an annual fee, payable monthly, as described in the Prospectus.

Prior to the date of this Statement, Aetna served as the Fund's investment adviser. For the years ended December 31, 1995, 1996 and 1997, Aetna received advisory fees of $1,242,199, $1,386,027 and $1,622,840, respectively.


                       ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating net asset values; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Trustees.

For its services, the Fund pays Aeltus an annual fee, payable monthly, as described in the prospectus.

The Administrative Services Agreement will remain in effect until December 31, 1998. It will remain in effect from year-to-year thereafter if approved annually by a majority of the Trustees. It may be terminated by either party on sixty
(60) days' written notice.

Prior to the date of this Statement, Aetna acted as Administrator. For the years ended December 31, 1995, 1996, and 1997, Aetna received administrative fees from the Fund of $277,840, $447,624 and $649,136, respectively.


                               TRADING POLICIES

Subject to the direction of the Fund's Board of Trustees, Aeltus has responsibility for making the Fund's investment decisions and for effecting the execution of trades for the Fund's portfolio. Purchases and sales of portfolio securities will usually be made through principal transactions, which will result in the


8 Aetna Money Market VP
payment of no brokerage commission. In such transactions, portfolio securities will normally be purchased directly from or sold to the issuer or an underwriter or market-maker for these securities. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions, subject to Aeltus' duty to obtain best execution.



The primary criterion used in the allocation of purchase transactions is the availability of a security which best meets the requirements of the Fund's portfolio strategy. This determination is based on the safety, liquidity, yield and maturity of the security in relation to other money market instruments then available. The primary criterion used in the allocation of sale transactions will be that of obtaining the best price and execution of such transactions under the circumstances then prevailing.



Aeltus acts as investment adviser to other investment companies registered under the 1940 Act. Aeltus has adopted policies designed to prevent disadvantaging the Fund in placing orders for the purchase and sale of securities.



The Trustees have adopted a Code of Ethics governing personal trading by persons who manage or who have access to trading activity by a fund. The Code of Ethics allows trades to be made in securities that may be held by a fund; however, it prohibits a person from taking advantage of fund trades or from acting on inside information. Aeltus also has adopted a Code of Ethics which the Trustees review annually.



The Fund did not pay any brokerage commissions in 1995, 1996 or 1997.


                             DESCRIPTION OF SHARES


Aetna Money Market VP was established as a Maryland corporation in 1974 and converted to a Massachusetts business trust on May 1, 1984. It operates under a Declaration of Trust ("Declaration") dated January 25, 1984.


The Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a single class, each of which represents a proportionate interest in the Fund equal to each other share. The Trustees have the power to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportional beneficial interest in the Fund.

Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Fund shares are fully paid and non-assessable, except as set forth below.


Shareholder and Trustee Liability
The Fund is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such business trusts may, under certain circumstances, be held personally liable as partners for the obligations of the Fund, which is not true in the case of a corporation. The Declaration provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made by the Fund shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund, with the advice of counsel, in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

The Declaration further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                                         Aetna Money Market VP 9

Voting Rights
Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. The shareholders of the Fund are the insurance companies for their separate accounts using the Fund to fund VA Contracts and VLI Policies. The insurance company depositors of the separate accounts pass rights for shares held for VA Contracts or VLI Policies through to Contract holders or Participants as described in the prospectus for the applicable VA Contract or VLI Policy. A meeting of the shareholders at which Trustees were elected was most recently held on April 13, 1994. Thereafter, no further meeting of shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for election of Trustees. Vacancies occurring between such meetings shall be filled in an otherwise legal manner if, immediately after filling any such vacancy, at least two-thirds of the Trustees holding office have been elected by shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Trustees may be removed from office (1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees where any Trustee becomes mentally or physically incapacitated; (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares; (4) by written declaration filed with Mellon Bank, N.A., the Fund's custodian, signed by two-thirds of the Fund's shareholders. Any Trustee may also voluntarily resign from office.

Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

The Declaration may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Trustees and consented to by a majority of the shareholders. The Trustees may also amend the Declaration without the vote or consent of shareholders if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, but the Trustees shall not be liable for failing to do so.

Shares have no preemptive or conversion rights.


                                  TAX MATTERS

The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies should consult the prospectuses of their respective contracts or policies for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.


Qualification as a Regulated Investment Company
The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). As a regulated investment company, the Fund generally is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (Distribution Requirement), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


10 Aetna Money Market VP

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (Income Requirement). For purposes of these calculations, gross income includes tax-exempt income.


Finally, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued by or guaranteed by agencies and instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts
Under Code section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Excise Tax on Regulated Investment Companies
A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of


                                                        Aetna Money Market VP 11
a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses from Section 988 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to Aetna as ordinary income and treated as dividends for federal income tax purposes.

The Fund may either retain or distribute to Aetna its net capital gain, if any, for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to Aetna as long-term capital gain, regardless of the length of time Aetna has held its shares or whether such gain was recognized by the Fund prior to the date on which Aetna acquired shares. All distributions paid to Aetna, whether characterized as ordinary income or capital gain, are not taxable to VA Contract or VLI Policy holders.

If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. Where the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions paid to Aetna will be reinvested in additional shares. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.


12 Aetna Money Market VP

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


Sale or Redemption of Shares
Aetna will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held, or deemed under Code rules to be held, for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Although gain or loss realized on shares redeemed through the direction of VA Contract or VLI Policy holders is taxable to Aetna or its affiliates, such VA Contract or VLI Policy holders will not be subject to tax.

Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.


                       PURCHASE AND REDEMPTION OF SHARES


Shares of the Fund are purchased and redeemed at the net asset value next determined after receipt of a purchase or redemption order in acceptable form as described in the prospectus under "Purchase and Redemption of Shares" and "Net Asset Value."



The value of shares redeemed may be more or less than the shareholder's costs, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Fund within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by Aetna.



                             PRINCIPAL UNDERWRITER


Shares of the Fund are offered on a continuous basis. Aetna has agreed to use its best efforts to distribute the shares as the principal underwriter of the Fund pursuant to a contract (Underwriting Agreement) between it and the Fund. This Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time, by either party, without the payment of any penalty, on sixty (60) days' written notice to the other party.



                                NET ASSET VALUE

Short-term debt securities which have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Generally, short-term debt securities maturing in sixty days or less at the date of purchase will be valued using the "amortized cost" method


                                                        Aetna Money Market VP 13
of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount.


                            PERFORMANCE INFORMATION


Performance information for the Fund, including yield, effective yield, and total return, may appear in reports or promotional literature to current or prospective shareholders.



Current yield for the Fund will be computed by determining the net change, exclusive of capital changes and income other than investment income, at the beginning of a seven-day period in the value of a hypothetical investment of one share, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] -1

The yield and effective yield for the Fund for the seven days ended March 31, 1998 were 5.21% and 5.34%, respectively.


Total return of the Fund for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $10,000 investment in the Fund made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $10,000 investment over the same period. Total return for a period of one year or less is equal to the actual investment return on a $10,000 investment in the Fund during that period. Total return calculations assume that all Fund distributions are reinvested at net asset value on their respective reinvestment dates.

The performance of the Fund may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

The performance of the Fund is commonly measured as total return. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $10,000 ("P") over a period of time ("n") according to the formula:

                                P(1 + T)n = ERV


The total returns of the Fund calculated based on the formula above for the one, five and ten year periods ended December 31, 1997 are 5.47%, 4.82% and 5.95%, respectively.



                                   CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 serves as custodian for assets of the Fund. The custodian does not participate in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Fund, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


                             INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103 serves as independent auditors to the Fund. KPMG Peat Marwick LLP provides audit services, assistance and consultation in connection with Commission filings.


14 Aetna Money Market VP

                             FINANCIAL STATEMENTS


The Financial Statements, and Independent Auditors Report thereon, are incorporated herein by reference to the Annual Report dated December 31, 1997. The Annual Report is available upon request and without charge by calling 1-800-525-4225 or by writing to Aetna Money Market VP at 151 Farmington Avenue, Hartford, CT 06156.



                                                        Aetna Money Market VP 15

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.  Financial Statements and Exhibits

     (a)      Financial Statements:
              (1) Included in Part A:
                   Financial Highlights
              (2) Incorporated by reference in Part B to the Fund's Annual
                  Report dated December 31, 1997, as filed electronically with the Securities and Exchange Commission on March 5, 1998 (File No. 811-2565) (Accession No. 0000950146-98-000359):
                    Audited Financial Statements for Aetna Variable Encore Fund, which include the following:

                      Portfolio of Investments as of December 31, 1997 Statement of Assets and Liabilities as of December 31, 1997
                      Statement of Operations for the year ended December 31,
                      1997
                      Statements of Changes in Net Assets for the years ended
                        December 31, 1997 and 1996
                      Notes to Financial Statements
                      Financial Highlights for each of the years in the five
                        year period ended December 31, 1997
                      Independent Auditors' Report

     (b)      Exhibits:
              (1)(a)   Charter (Declaration of Trust)(1)
              (1)(b) Amendment to Declaration of Trust of Aetna Variable Encore Fund
              (2) Amended and Restated Bylaws (adopted by Board of Directors September 14, 1994)(1)
              (3)      Not Applicable
              (4)      Instruments Defining Rights of Holders(2)
              (5) Investment Advisory Agreement between Aeltus Investment Management, Inc. ("Aeltus") and Aetna Variable Encore Fund
              (6) Underwriting Agreement between Aetna Life Insurance and Annuity Company and Aetna Variable Encore Fund(3)
              (7)      Directors' Deferred Compensation Plan
              (8) Custodian Agreement between Aetna Variable Encore Fund and Mellon Bank, N.A.(1)
              (9) Administrative Services Agreement between Aeltus and Aetna Variable Encore Fund
              (10)     Opinion and Consent of Counsel
              (11)     Consent of Independent Auditors
              (12)     Not Applicable
              (13)     Not Applicable

              (14)     Not Applicable
              (15)     Not Applicable
              (16)     Schedule for Computation of Performance Data(3)
              (17)     See Exhibit 27 below
              (18)     Not Applicable
              (19)(a)  Powers of Attorney(4)
              (19)(b)  Authorization for Signatures(5)
              (27)     Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 25, 1996 (Accession No. 0000950146-96-000585).
2. Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on June 7, 1996 (Accession No. 0000950146-96-000944).
3. Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 11, 1997 (Accession No. 0000950146-97-000579).
4. Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (File No. 2-51739), as filed electronically with the Securities and Exchange Commission on April 27, 1998 (Accession No. 0000950146-98-000689).
5. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 26, 1997 (Accession No. 0000950146-97-001480).

Item 25.  Persons Controlled by or Under Common Control

          Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 1998, Aetna Life Insurance and Annuity Company ("Aetna") owned 100% of Registrant's outstanding voting securities.

          Aetna is an indirect wholly-owned subsidiary of Aetna Inc.

          A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically with the Securities and Exchange Commission on April
          7, 1998 (Accession No. 0000950146-98-000564).

Item 26.  Number of Holders of Securities

          (1) Title of Class                     (2) Number of Record Holders

          Shares of Beneficial Interest          2 as of March 31 1998
          $1.00 par value


Item 27.  Indemnification

          Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit 24(b)(1)(b) of this Post-Effective Amendment, provides indemnification for Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy, issued by Gulf Insurance Company which expires on October 1, 1999.

          Section XI.B of the Administrative Services Agreement (filed herewith as Exhibit 24(b)(9)(a)) provides for indemnification of the Administrator.

Item 28.  Business and Other Connections of Investment Adviser

          The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the

          Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

          The following table summarizes the business connections of the directors and principal officers of the investment adviser.

------------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices              Other Principal Position(s) Held
 ----                          with Investment Adviser            Since Oct. 31, 1995/Addresses*/**
                               -----------------------            ----------------------------------
------------------------------------------------------------------------------------------------------------------------
 J. Scott Fox                  Director, Managing Director,       Director and President (since September 1997) --
                               Chief Operating Officer, Chief     Aetna Life Assignment Company; Vice President (since
                               Financial Officer                  April 1997) -- Aetna Retirement Services, Inc.;
                                                                  Director and Senior Vice President (April 1997 -
                                                                  February 1998) -- Aetna Retirement Holdings, Inc.;
                                                                  Director and Senior Vice President (March 1997 -
                                                                  February 1998) -- Aetna Life Insurance and Annuity
                                                                  Company; Managing Director, Chief Operating Officer,
                                                                  Chief Financial Officer, Treasurer (April 1994 -
                                                                  March 1997) -- Aeltus Investment Management, Inc.;
                                                                  Director (March 1996 - July 1997) -- Aeltus Capital,
                                                                  Inc.; Managing Director, Chief Financial Officer
                                                                  (March 1996 - April 1997) -- Aeltus Capital, Inc.;
                                                                  Director (May 1996 - July 1997) -- Aeltus Trust
                                                                  Company, Inc.; Managing Director, Chief Operating
                                                                  Officer, Chief Financial Officer and Treasurer
                                                                  (May 1996 - April 1997) -- Aeltus Trust Company,
                                                                  Inc.; Director and President (May 1996 - October
                                                                  1997) -- Aetna Investment Management (Bermuda)
                                                                  Holding, Ltd.

------------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices              Other Principal Position(s) Held
 ----                          with Investment Adviser            Since Oct. 31, 1995/Addresses*/**
                               -----------------------            ----------------------------------
------------------------------------------------------------------------------------------------------------------------
 Timothy A. Holt               Director                           Senior Vice President (September 1997 - February
                                                                  1998) -- Aetna Retirement Holdings, Inc.; Director
                                                                  (since September 1997) -- Aetna Investment Services,
                                                                  Inc.; Senior Vice President and Chief Financial
                                                                  Officer (February 1996 - February 1998) -- Aetna Life
                                                                  Insurance and Annuity Company; Director (March 1996 -
                                                                  February 1998) -- Aetna Retirement Holdings, Inc.;
                                                                  Vice President (September 1996 - September 1997) --
                                                                  Aetna Retirement Holdings, Inc.; Vice President,
                                                                  Portfolio Management/Investment Group (June 1991 -
                                                                  February 1996) -- Aetna Inc. (formerly known as Aetna
                                                                  Life and Casualty Company).

 John Y. Kim                   Director, President, Chief         Director (since February 1995) -- Aetna Life
                               Executive Officer, Chief           Insurance and Annuity Company; Senior Vice President
                               Investment Officer                 (since September 1994) -- Aetna Life Insurance and
                                                                  Annuity Company.

 Thomas J. McInerney           Director                           President (since August 1997) -- Aetna Retirement
                                                                  Services, Inc.; Director and President (since
                                                                  September 1997) -- Aetna Life Insurance and Annuity
                                                                  Company; Director and President (since September
                                                                  1997) -- Aetna Retirement Holdings, Inc.; Director
                                                                  and President (since September 1997) -- Aetna
                                                                  Insurance Company of America; Executive Vice
                                                                  President (since August 1997) -- Aetna Inc.; Vice
                                                                  President, Strategy (March 1997 - August 1997) --
                                                                  Aetna Inc.; Vice President, Marketing and Sales
                                                                  (December 1996 - March 1997) -- Aetna U.S.
                                                                  Healthcare; Vice President, National Accounts (April
                                                                  1996 - December 1996) -- Aetna U.S. Healthcare; Vice
                                                                  President, Strategy, Finance, & Administration (July
                                                                  1995 - April 1996) -- Aetna Inc.

------------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices              Other Principal Position(s) Held
 ----                          with Investment Adviser            Since Oct. 31, 1995/Addresses*/**
                               -----------------------            ----------------------------------
------------------------------------------------------------------------------------------------------------------------
 Peter B. Canoni               Managing Director, Equity          Managing Director (since January 1996) -- Aeltus
                               Investments                        Trust Company; Registered Representative (since March
                                                                  1994) -- Aeltus Capital, Inc.

 Lennart A. Carlson            Managing Director, Fixed Income    Managing Director (since January 1996) -- Aeltus
                               Investments                        Trust Company; Registered Representative (since
                                                                  February 1993) -- Aeltus Capital, Inc.

 Steven C. Huber               Managing Director, Fixed Income    Portfolio Manager (August 1991 - August 1996) --
                               Investments                        Aetna Life Insurance and Annuity Company; Managing
                                                                  Director (since August 1996) -- Aeltus Trust Company.

 Brian K. Kawakami             Vice President, Chief Compliance   Chief Compliance Officer & Director (since January
                               Officer                            1996) -- Aeltus Trust Company; Chief Compliance
                                                                  Officer (since August 1993) -- Aeltus Capital, Inc.

 Neil Kochen                   Managing Director, Product         Managing Director (since April 1996) -- Aeltus
                               Development                        Investment Management, Inc.; Managing Director (since
                                                                  April 1996) -- Aeltus Trust Company; Managing
                                                                  Director (since August 1996) -- Aeltus Capital, Inc.;
                                                                  Managing Director (July 1994- August 1996) -- Aetna
                                                                  Life Insurance and Annuity Company.

 Frank Litwin                  Managing Director, Retail          Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales                August, 1997) -- Fidelity Investments Institutional
                                                                  Services Company.

 Kevin M. Means                Managing Director, Equity          Managing Director (July 1994 - August 1996) -- Aetna
                               Investments                        Life Insurance and Annuity Company; Managing Director
                                                                  (since August 1996) -- Aeltus Trust Company.

------------------------------------------------------------------------------------------------------------------------
 Name                          Positions and Offices              Other Principal Position(s) Held
 ----                          with Investment Adviser            Since Oct. 31, 1995/Addresses*/**
                               -----------------------            ----------------------------------
------------------------------------------------------------------------------------------------------------------------
 L. Charles Meythaler          Managing Director, Institutional   Managing Director (since April 1997) -- Aeltus
                               Marketing and Sales                Investment Management, Inc.; Director (since July
                                                                  1997) -- Aeltus Trust Company; Managing Director
                                                                  (since June 1997) -- Aeltus Trust Company;
                                                                  President (June 1993 - April 1997) -- New England
                                                                  Investment Association.

 Jeanne Wong-Boehm             Managing Director, Fixed Income    Portfolio Manager (March 1982 - August 1996) -- Aetna
                               Investments                        Life Insurance and Annuity Company; Portfolio Manager
                                                                  (March 1982 - August 1996) -- Aetna Inc.; Managing
                                                                  Director (since August 1996) -- Aeltus Trust Company;
                                                                  Registered Representative (since August 1996) --
                                                                  Aeltus Capital, Inc.


     * Except with respect to Messrs. Holt and McInerney, the principal business address of each person named is 242 Trumbull Street, Hartford, Connecticut 06103-1205. The address of Messrs. Holt and McInerney is 151 Farmington Avenue, Hartford, Connecticut 06156.

     ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

Item 29.  Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Aetna Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Aetna Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America ("AICA") (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  The following are the directors and principal officers of the
          Underwriter:

Name and Principal      Positions and Offices                   Positions and Offices
Business Address*       with Principal Underwriter              with Registrant
-----------------       --------------------------              ---------------

Thomas J. McInerney     Director and President                  None

Robert D. Friedhoff     Senior Vice President                   None

John Y. Kim             Senior Vice President                   Trustee

Shaun P. Mathews        Director and Senior Vice President      Trustee

Catherine H. Smith      Director, Senior Vice President and     None
                        Chief Financial Officer

Kirk P. Wickman         Vice President, General Counsel and     None
                        Corporate Secretary

Deborah Koltenuk        Vice President and Treasurer,           None
                        Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance     None
                        Officer

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 242 Trumbull Street, Hartford, Connecticut 06103-1205.

     (c)  Not applicable.

Item 30.  Location of Accounts and Records

          As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 or 242 Trumbull Street, Hartford, Connecticut 06103-1205.

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          The Registrant undertakes that if requested by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Trustees and will assist with communication concerning that shareholder meeting as if Section 16(c) of the 1940 Act applied.

          The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES
                                   ----------

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Variable Encore Fund certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 2-53038) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 27th day of April, 1998.

                                                 AETNA VARIABLE ENCORE FUND
                                                 --------------------------
                                                        (Registrant)

                                                 By     J. Scott Fox*
                                                   -----------------------------
                                                        J. Scott Fox
                                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on April 27, 1998 in the capacities indicated.

Signature                      Title                                 Date
---------                      -----                                 ----

J. Scott Fox*                  President and Trustee            )
-----------------------------                                   )
J. Scott Fox                   (Principal Executive Officer)    )
                                                                )
Maria T. Fighetti*             Trustee                          )
-----------------------------                                   )
Maria T. Fighetti                                               )
                                                                )    April
David L. Grove*                Trustee                          )    27, 1998
-----------------------------                                   )
David L. Grove                                                  )
                                                                )
John Y. Kim*                   Trustee                          )
-----------------------------                                   )
John Y. Kim                                                     )
                                                                )
Sidney Koch*                   Trustee                          )
-----------------------------                                   )
Sidney Koch                                                     )
                                                                )
Shaun P. Mathews*              Trustee                          )
-----------------------------                                   )
Shaun P. Mathews                                                )

                                                                             )
Corine T. Norgaard*            Trustee                                       )
-----------------------------                                                )
Corine T. Norgaard                                                           )
                                                                             )
Richard G. Scheide*            Trustee                                       )
-----------------------------                                                )
Richard G. Scheide                                                           )
                                                                             )
Stephanie A. Taylor*           Treasurer and Chief Financial Officer         )
-----------------------------                                                )
Stephanie A. Taylor            (Principal Financial and Accounting Officer)  )



By: /s/ Amy R. Doberman
    ------------------------------
         *Amy R. Doberman
          Attorney-in-Fact

(Executed pursuant to Power of Attorney dated December 10, 1997 and filed with the Securities and Exchange Commission on April 27, 1998 (Accession No. 0000950146-98-000689)).

                           Aetna Variable Encore Fund
                                  EXHIBIT INDEX

Exhibit No.   Exhibit                                                                  Page
-----------   -------                                                                  ----

99-(b)(1)(a)  Charter (Declaration of Trust)                                            *

99-(b)(1)(b)  Amendment to Declaration of Trust of Aetna Variable
              Encore Fund                                                       -------------------

99-(b)(2)     Amended and Restated Bylaws                                               *

99-(b)(4)     Instruments Defining Rights of Holders                                    *

99-(b)(5)     Investment Advisory Agreement between Aeltus
              Investment Management, Inc. ("Aeltus") and Aetna
              Variable Encore Fund                                              -------------------

99-(b)(6)     Underwriting Agreement between Aetna Life Insurance                       *
              and Annuity Company and Aetna Variable Encore Fund

99-(b)(7)     Directors' Deferred Compensation Plan                             -------------------

99-(b)(8)     Custodian Agreement between Aetna Variable Encore                         *
              Fund and Mellon Bank, N.A.

99-(b)(9)     Administrative Services Agreement between Aeltus and
              Aetna Variable Encore Fund                                        -------------------

99-(b)(10)    Opinion and Consent of Counsel                                    -------------------

99-(b)(11)    Consent of Independent Auditors                                   -------------------

99-(b)(16)    Schedule for Computation of Performance Data                              *

99-(b)(19)(a) Power of Attorney                                                         *

99-(b)(19)(b) Authorization for Signatures                                              *

99-(b)(27)    Financial Data Schedule                                           -------------------

*    Incorporated herein by reference